Schedule of Investments

AllianzGI Dividend, Interest & Premium Strategy Fund

October 31, 2020 (unaudited)

Shares		Value^
COMMON STOCK - 62.8%
Aerospace & Defense - 1.2%
44,817	Lockheed Martin Corp.	$15,691,776

Automobiles - 0.3%
22,940	Ferrari NV	4,092,955

Banks - 2.9%
458,356	Bank of America Corp.	10,863,037
160,548	Citigroup, Inc.	6,649,898
36,590	First Republic Bank	4,615,463
158,360	JPMorgan Chase & Co. (g)	15,525,614
		37,654,012
Beverages - 0.9%
55,605	Brown-Forman Corp., Class B	3,876,224
85,081	Coca-Cola Co.	4,088,993
53,575	Monster Beverage Corp. (i)	4,102,238
		12,067,455
Biotechnology - 0.6%
35,027	Amgen, Inc.	7,598,757

Capital Markets - 3.8%
60,874	Intercontinental Exchange, Inc.	5,746,506
27,435	MarketAxess Holdings, Inc.	14,783,350
164,450	Morgan Stanley	7,918,267
36,143	MSCI, Inc.	12,644,267
61,891	Nasdaq, Inc.	7,488,192
		48,580,582
Chemicals - 1.7%
36,451	Celanese Corp.	4,137,553
33,031	Linde PLC	7,278,050
49,192	RPM International, Inc.	4,165,087
9,057	Sherwin-Williams Co.	6,231,035
		21,811,725
Commercial Services & Supplies - 1.0%
13,104	Cintas Corp.	4,121,863
75,432	Waste Management, Inc.	8,139,867
		12,261,730
Communications Equipment - 0.5%
176,066	Cisco Systems, Inc.	6,320,769

Construction & Engineering - 0.4%
83,117	EMCOR Group, Inc.	5,667,748

Consumer Finance - 0.3%
42,861	American Express Co.	3,910,638

Containers & Packaging - 0.3%
32,325	Avery Dennison Corp.	4,473,457

Distributors - 0.8%
27,979	Pool Corp.	9,787,894

Diversified Telecommunication Services - 0.3%
146,729	Frontier Communications Corp. (i)	20,542
70,893	Verizon Communications, Inc.	4,040,192
		4,060,734
Electric Utilities - 2.3%
142,204	Alliant Energy Corp.	7,861,037
298,328	NextEra Energy, Inc. (g)	21,840,593
		29,701,630
Electrical Equipment - 0.7%
91,557	AMETEK, Inc.	8,990,897

Entertainment - 1.8%
106,341	Activision Blizzard, Inc.	8,053,204
30,896	Netflix, Inc. (i)	14,698,463
		22,751,667
Equity Real Estate Investment Trusts (REITs) - 4.5%
25,161	Alexandria Real Estate Equities, Inc.	3,812,395
43,312	American Tower Corp.	9,946,601
40,648	CoreSite Realty Corp.	4,851,745
49,892	Crown Castle International Corp.	7,793,130
93,039	CyrusOne, Inc.	6,610,421
10,653	Equinix, Inc.	7,789,900
65,160	Prologis, Inc.	6,463,872
82,757	Sun Communities, Inc.	11,389,846
		58,657,910
Food & Staples Retailing - 1.1%
28,378	Costco Wholesale Corp.	10,148,541
29,599	Walmart, Inc.	4,106,861
		14,255,402
Food Products - 0.3%
21,796	McCormick & Co., Inc.	3,934,396

Gas Utilities - 0.8%
115,391	Atmos Energy Corp.	10,577,893

Healthcare Equipment & Supplies - 2.0%
41,060	Medtronic PLC	4,129,404
48,104	ResMed, Inc.	9,233,082
60,707	Stryker Corp.	12,263,421
		25,625,907
Healthcare Providers & Services - 1.3%
26,300	Anthem, Inc.	7,174,640
32,257	UnitedHealth Group, Inc.	9,842,901
		17,017,541
Hotels, Restaurants & Leisure - 1.9%
3,300	Chipotle Mexican Grill, Inc. (i)	3,964,884
10,970	Domino’s Pizza, Inc.	4,150,170
37,464	McDonald’s Corp.	7,979,832
47,437	Starbucks Corp.	4,125,122
35,290	Wingstop, Inc.	4,105,286
		24,325,294
Household Durables - 0.4%
43,510	Garmin Ltd.	4,525,910

Household Products - 0.9%
91,768	Church & Dwight Co., Inc.	8,111,373
13,405	WD-40 Co.	3,262,509
		11,373,882
Industrial Conglomerates - 0.9%
36,633	Honeywell International, Inc.	6,042,613
15,472	Roper Technologies, Inc.	5,745,373
		11,787,986
Insurance - 1.2%
86,561	Allstate Corp.	7,682,289
42,971	Willis Towers Watson PLC	7,841,348
		15,523,637
Interactive Media & Services - 1.6%
10,320	Alphabet, Inc., Class A (i)	16,678,255
2,726	Alphabet, Inc., Class C (i)	4,418,873
		21,097,128

Internet & Direct Marketing Retail - 1.3%
27,919	Alibaba Group Holding Ltd., ADR (i)	8,506,640
2,716	Amazon.com, Inc. (g)(i)	8,246,184
		16,752,824
IT Services - 3.7%
36,327	Accenture PLC, Class A	7,879,690
77,529	Broadridge Financial Solutions, Inc.	10,667,990
47,796	Global Payments, Inc.	7,539,341
24,579	Mastercard, Inc., Class A	7,094,483
35,636	VeriSign, Inc. (i)	6,795,785
40,593	Visa, Inc., Class A	7,376,154
		47,353,443
Life Sciences Tools & Services - 2.5%
84,269	Agilent Technologies, Inc.	8,603,022
49,062	Thermo Fisher Scientific, Inc. (g)	23,212,214
		31,815,236
Machinery - 0.4%
57,300	Toro Co.	4,704,330

Media - 0.6%
4,754	Cable One, Inc.	8,233,262

Multi-Line Retail - 0.3%
19,970	Dollar General Corp.	4,167,939

Multi-Utilities - 0.7%
72,294	DTE Energy Co.	8,922,526

Oil, Gas & Consumable Fuels - 0.9%
143,938	Lukoil PJSC, ADR	7,353,792
139,250	Marathon Petroleum Corp.	4,107,875
193,488	Southwestern Energy Co. (i)	516,613
		11,978,280
Personal Products - 0.3%
19,470	Estee Lauder Cos., Inc., Class A	4,276,780

Pharmaceuticals - 1.5%
47,390	Johnson & Johnson (g)	6,497,643
168,565	Merck & Co., Inc.	12,677,774
		19,175,417
Professional Services - 0.9%
149,288	TransUnion	11,892,282

Road & Rail - 0.7%
45,220	Norfolk Southern Corp.	9,456,406

Semiconductors & Semiconductor Equipment - 2.9%
51,537	Broadcom, Inc.	18,018,881
28,895	KLA Corp.	5,697,516
106,740	Teradyne, Inc.	9,377,109
32,010	Texas Instruments, Inc.	4,628,326
		37,721,832
Software - 5.6%
31,426	Adobe, Inc. (i)	14,050,565
56,520	Cadence Design Systems, Inc. (i)	6,181,593
28,118	Intuit, Inc.	8,848,172
190,966	Microsoft Corp. (g)	38,664,886
70,976	Oracle Corp.	3,982,463
		71,727,679
Specialty Retail - 1.2%
59,308	Home Depot, Inc. (g)	15,818,037

Technology Hardware, Storage & Peripherals - 0.9%
102,102	Apple, Inc. (g)	11,114,824

Textiles, Apparel & Luxury Goods - 0.7%
13,190	Lululemon Athletica, Inc. (i)	4,211,435

39,561	NIKE, Inc., Class B (g)	4,750,485
		8,961,920
Water Utilities - 1.0%
85,985	American Water Works Co., Inc. (g)	12,941,602
Total Common Stock (cost-$791,562,353)		811,141,931

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 26.5%
Airlines - 0.5%
$2,105	American Airlines Group, Inc., 6.50%, 7/1/25	1,815,054
3,790	Southwest Airlines Co., 1.25%, 5/1/25	5,116,500
		6,931,554
Auto Components - 0.2%
1,905	Meritor, Inc., 3.25%, 10/15/37	2,072,548

Auto Manufacturers - 1.4%
	Tesla, Inc.,
2,110	1.25%, 3/1/21	11,398,496
1,125	2.00%, 5/15/24	7,057,622
		18,456,118
Banks - 0.4%
1,965	BofA Finance LLC, 0.125%, 9/1/22	2,216,520
1,875	JPMorgan Chase Bank N.A., 0.125%, 1/1/23 (a)(b)	2,448,047
		4,664,567
Biotechnology - 1.1%
	BioMarin Pharmaceutical, Inc.,
990	0.599%, 8/1/24	1,020,938
920	1.25%, 5/15/27 (a)(b)	888,950
	Exact Sciences Corp.,
4,675	0.375%, 3/15/27	6,159,312
1,095	0.375%, 3/1/28	1,348,219
1,215	Halozyme Therapeutics, Inc., 1.25%, 12/1/24 (a)(b)	1,615,266
2,765	PTC Therapeutics, Inc., 3.00%, 8/15/22	3,319,105
		14,351,790
Commercial Services - 1.1%
	Chegg, Inc.,
6,580	zero coupon, 9/1/26 (a)(b)	6,670,295
645	0.125%, 3/15/25	998,150
4,260	Square, Inc., 0.125%, 3/1/25 (a)(b)	6,271,619
		13,940,064
Computers - 0.9%
4,080	Lumentum Holdings, Inc., 0.50%, 12/15/26 (a)(b)	4,598,974
2,930	Western Digital Corp., 1.50%, 2/1/24	2,811,137
3,210	Zscaler, Inc., 0.125%, 7/1/25 (a)(b)	3,728,062
		11,138,173
Diversified Financial Services - 0.2%
2,270	LendingTree, Inc., 0.50%, 7/15/25 (a)(b)	2,267,163

Electronics - 0.3%
1,745	Fortive Corp., 0.875%, 2/15/22	1,742,836
1,915	SMART Global Holdings, Inc., 2.25%, 2/15/26 (a)(b)	1,745,599
		3,488,435
Engineering & Construction - 0.0%
575	KBR, Inc., 2.50%, 11/1/23	639,086

Entertainment - 0.3%
1,165	Cinemark Holdings, Inc., 4.50%, 8/15/25 (a)(b)	1,011,407
	Live Nation Entertainment, Inc.,
815	2.00%, 2/15/25 (a)(b)	716,200

2,465	2.50%, 3/15/23	2,648,334
		4,375,941
Equity Real Estate Investment Trusts (REITs) - 0.3%
3,460	Two Harbors Investment Corp., 6.25%, 1/15/22	3,457,837

Healthcare-Products - 0.9%
5,200	Insulet Corp., 0.375%, 9/1/26	6,376,621
2,365	NuVasive, Inc., 2.25%, 3/15/21	2,393,133
1,880	Repligen Corp., 0.375%, 7/15/24	2,938,877
		11,708,631
Healthcare-Services - 0.5%
5,845	Teladoc Health, Inc., 1.25%, 6/1/27 (a)(b)	6,834,396

Internet - 4.9%
1,385	Booking Holdings, Inc., 0.75%, 5/1/25 (a)(b)	1,739,090
5,380	Etsy, Inc., 0.125%, 9/1/27 (a)(b)	5,599,597
3,760	Match Group Financeco 2, Inc., 0.875%, 6/15/26 (a)(b)	5,645,237
1,660	Match Group Financeco 3, Inc., 2.00%, 1/15/30 (a)(b)	2,651,568
	Okta, Inc.,
2,610	0.125%, 9/1/25	3,422,363
1,990	0.375%, 6/15/26 (a)(b)	2,258,996
	Palo Alto Networks, Inc.,
4,405	0.375%, 6/1/25 (a)(b)	4,498,606
1,570	0.75%, 7/1/23	1,687,178
3,290	Proofpoint, Inc., 0.25%, 8/15/24	3,188,390
3,165	Shopify, Inc., 0.125%, 11/1/25	3,477,544
4,240	Snap, Inc., 0.75%, 8/1/26	7,905,254
2,870	Twitter, Inc., 0.25%, 6/15/24	3,140,638
6,705	Wayfair, Inc., 0.625%, 10/1/25 (a)(b)	6,426,790
3,655	Zendesk, Inc., 0.625%, 6/15/25 (a)(b)	4,588,079
	Zillow Group, Inc.,
1,850	1.50%, 7/1/23	2,419,978
3,045	2.75%, 5/15/25	4,789,258
		63,438,566
Investment Companies - 0.3%
4,155	Prospect Capital Corp., 6.375%, 3/1/25	4,253,681

Iron/Steel - 0.1%
795	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	977,541

Leisure - 0.8%
	NCL Corp., Ltd. (a)(b),
1,300	5.375%, 8/1/25	1,510,438
2,325	6.00%, 5/15/24	3,299,029
	Royal Caribbean Cruises Ltd. (a)(b),
1,650	2.875%, 11/15/23	1,566,635
3,820	4.25%, 6/15/23	3,976,414
		10,352,516
Media - 1.4%
	DISH Network Corp.,
2,300	2.375%, 3/15/24	2,074,588
6,545	3.375%, 8/15/26	5,801,552
1,715	Liberty Broadband Corp., 2.75%, 9/30/50 (a)(b)	1,843,487
	Liberty Media Corp.,
1,795	1.00%, 1/30/23	2,136,050
1,865	1.375%, 10/15/23	2,094,093
3,955	2.75%, 12/1/49 (a)(b)	3,958,955
325	World Wrestling Entertainment, Inc., 3.375%, 12/15/23	525,836
		18,434,561
Oil, Gas & Consumable Fuels - 0.5%
4,240	Chesapeake Energy Corp., 5.50%, 9/15/26 (c)	214,650
2,400	Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (c)	270,538
1,560	EQT Corp., 1.75%, 5/1/26 (a)(b)	2,000,621
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	560,000
465	Oil States International, Inc., 1.50%, 2/15/23	263,860
2,620	Pioneer Natural Resources Co., 0.25%, 5/15/25 (a)(b)	2,804,403
2,385	Transocean, Inc., 0.50%, 1/30/23	441,096
		6,555,168

Pharmaceuticals - 0.7%
	DexCom, Inc.,
6,670	0.25%, 11/15/25 (a)(b)	6,447,312
145	0.75%, 12/1/23	289,418
935	Sarepta Therapeutics, Inc., 1.50%, 11/15/24	1,869,263
		8,605,993
Pipelines - 0.4%
7,160	Cheniere Energy, Inc., 4.25%, 3/15/45	5,349,703

Real Estate - 0.0%
210	Redfin Corp., zero coupon, 10/15/25 (a)(b)	198,198

Retail - 0.5%
2,130	Burlington Stores, Inc., 2.25%, 4/15/25 (a)(b)	2,448,382
630	Guess?, Inc., 2.00%, 4/15/24	515,851
1,775	RH, zero coupon, 6/15/23	3,195,098
		6,159,331
Semiconductors - 1.7%
70	Advanced Micro Devices, Inc., 2.125%, 9/1/26	657,454
2,275	Cree, Inc., 0.875%, 9/1/23	2,844,969
2,220	Inphi Corp., 0.75%, 4/15/25 (a)(b)	2,851,203
6,830	Microchip Technology, Inc., 1.625%, 2/15/27	10,641,849
3,165	ON Semiconductor Corp., 1.625%, 10/15/23	4,517,784
970	Synaptics, Inc., 0.50%, 6/15/22	1,170,330
		22,683,589
Software - 6.5%
4,775	Akamai Technologies, Inc., 0.125%, 5/1/25	5,601,672
4,165	Alteryx, Inc., 0.50%, 8/1/24	4,355,028
1,010	Atlassian, Inc., 0.625%, 5/1/23	2,373,676
1,290	Cloudflare, Inc., 0.75%, 5/15/25 (a)(b)	2,040,994
6,150	Coupa Software, Inc., 0.375%, 6/15/26 (a)(b)	7,169,026
2,985	Datadog, Inc., 0.125%, 6/15/25 (a)(b)	3,744,980
955	DocuSign, Inc., 0.50%, 9/15/23	2,717,572
2,190	Envestnet, Inc., 0.75%, 8/15/25 (a)(b)	2,200,105
1,900	Everbridge, Inc., 0.125%, 12/15/24 (a)(b)	2,233,688
2,220	Evolent Health, Inc., 1.50%, 10/15/25	1,765,818
2,950	Five9, Inc., 0.50%, 6/1/25 (a)(b)	3,916,125
2,270	HubSpot, Inc., 0.375%, 6/1/25 (a)(b)	2,852,533
2,990	j2 Global, Inc., 1.75%, 11/1/26 (a)(b)	2,689,458
4,355	MongoDB, Inc., 0.25%, 1/15/26 (a)(b)	5,665,322
2,125	New Relic, Inc., 0.50%, 5/1/23	2,050,946
2,705	Nutanix, Inc., zero coupon, 1/15/23	2,605,502
1,945	Pegasystems, Inc., 0.75%, 3/1/25 (a)(b)	2,174,510
2,130	Pluralsight, Inc., 0.375%, 3/1/24	1,865,880
6,145	RingCentral, Inc., zero coupon, 3/1/25 (a)(b)	6,512,407
655	Sea Ltd., 2.375%, 12/1/25 (a)(b)	1,248,849
90	ServiceNow, Inc., zero coupon, 6/1/22	332,262
2,300	Slack Technologies, Inc., 0.50%, 4/15/25 (a)(b)	2,634,938
7,305	Splunk, Inc., 1.125%, 6/15/27 (a)(b)	8,076,729
2,405	Workday, Inc., 0.25%, 10/1/22	3,627,625
2,805	Zynga, Inc., 0.25%, 6/1/24	3,539,559
		83,995,204
Telecommunications - 0.4%
2,950	Viavi Solutions, Inc., 1.00%, 3/1/24	3,418,896
1,290	Vonage Holdings Corp., 1.75%, 6/1/24	1,264,045
		4,682,941
Transportation - 0.2%
935	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	1,003,321
2,065	Greenbrier Cos., Inc., 2.875%, 2/1/24	1,871,189
		2,874,510
Total Convertible Bonds & Notes (cost-$317,714,664)		342,887,805

Shares
CONVERTIBLE PREFERRED STOCK - 6.8%
Auto Components - 0.3%
37,675	Aptiv PLC, 5.50%, 6/15/23, Ser. A	4,536,070

Banks - 1.2%
4,995	Bank of America Corp., 7.25%, Ser. L (e)	7,327,165
6,055	Wells Fargo & Co., 7.50%, Ser. L (e)	8,166,742
		15,493,907
Chemicals - 0.2%
72,875	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	2,815,890

Diversified Financial Services - 0.3%
2,165	2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23 (a)(b)	3,160,900
16,155	KKR & Co., Inc., 6.00%, 9/15/23, Ser. C	840,706
		4,001,606
Electric Utilities - 1.1%
	NextEra Energy, Inc.,
77,170	5.279%, 3/1/23	3,816,057
119,980	6.219%, 9/1/23	5,918,613
24,295	Sempra Energy, 6.00%, 1/15/21, Ser. A	2,485,621
39,150	Southern Co., 6.75%, 8/1/22	1,892,511
		14,112,802
Electronics - 0.3%
2,450	Fortive Corp., 5.00%, 7/1/21, Ser. A	2,264,609
6,350	II-VI, Inc., 6.00%, 7/1/23, Ser. A	1,321,308
		3,585,917
Environmental Services - 0.2%
50,435	GFL Environmental Inc., 6.00%, 3/15/23	2,503,593

Hand/Machine Tools - 0.1%
12,250	Stanley Black & Decker, Inc., 5.25%, 11/15/22	1,278,655

Healthcare-Products - 1.5%
60,845	Avantor, Inc., 6.25%, 5/15/22, Ser. A	4,570,068
31,835	Boston Scientific Corp., 5.50%, 6/1/23, Ser. A	3,297,469
	Danaher Corp.,
5,070	4.75%, 4/15/22, Ser. A	7,959,342
2,460	5.00%, 4/15/23, Ser. B	3,282,231
		19,109,110
Insurance - 0.2%
18,730	Assurant, Inc., 6.50%, 3/15/21, Ser. D	2,260,524

Oil, Gas & Consumable Fuels - 0.0%
45,100	ATP Oil & Gas Corp., 8.00% (cost - $4,510,000; purchased 9/23/09) (a)(b)(d)(e)(f)(h)	4
213,230	Mesquite Energy, Inc., 6.50%, Ser. B (e)	9,809
15,975	Nabors Industries Ltd., 6.00%, 5/1/21, Ser. A	80,674
		90,487
Pharmaceuticals - 0.3%
46,760	Becton Dickinson and Co., 6.00%, 6/1/23, Ser. B	2,435,261
45,475	Elanco Animal Health, Inc., 5.00%, 2/1/23	2,199,626
		4,634,887
Semiconductors - 0.7%
7,675	Broadcom, Inc., 8.00%, 9/30/22, Ser. A	9,133,173

Telecommunications - 0.4%
4,575	2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (a)(b)	4,785,736
Total Convertible Preferred Stock (cost-$92,957,092)		88,342,357

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
$4,647	Cobalt International Energy, Inc., 7.75%, 12/1/23 (c) (cost-$1,873,281)	143,639

Repurchase Agreements - 3.8%
48,833	State Street Bank and Trust Co., dated 10/30/20, 0.00%, due 11/2/20, proceeds $48,833,000; collateralized by U.S. Treasury Notes, 0.625%, due 3/31/27, valued at $49,809,791 including accrued interest (cost-$48,833,000)	48,833,000

Total Investments, before options written (cost-$1,252,940,390)-99.9%		1,291,348,732

Total Options Written –(0.0)% (premiums received-$802,633) (i)(j)(k)		(329,708)

Total Investments, net of options written (cost-$1,252,137,757) (l)-99.9%		1,291,019,024
Other assets less other liabilities-0.1%		1,286,138
Net Assets-100.0%		$1,292,305,162

Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, based on quotes or other market information obtained from quotation reporting systems, established market makers or independent pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and under normal circumstances. Exchange-traded funds (“ETFs”) are valued at their current market trading price. The AllianzGI Dividend, Interest & Premium Strategy Fund’s (the “Fund”) investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Fund’s Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair value securities using modeling tools provided by third-party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)

Private Placement—Restricted as to resale and may not have a readily available market. Private placement securities include Rule 144A securities. Securities with an aggregate value of $166,215,322, representing 12.9% of net assets.

(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $166,215,322, representing 12.9% of net assets.

(c)	In default.

(d)	Fair-Valued—Security with a value of $4, representing less than 0.05% of net assets.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.

(h)	Restricted. The cost of such security is $4,510,000. The value is $4, representing less than 0.05% of net assets.

(i)	Non-income producing.

(j)	Exchange traded-Chicago Board Options Exchange.

(k)	Exchange traded option contracts outstanding at October 31, 2020:

Options written contracts outstanding at October 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Activision Blizzard, Inc.	92.50 USD	11/20/20	(212)	$(21,200)	$(2,438)	$(9,498)	$7,060
Adobe, Inc.	515.00 USD	11/20/20	(62)	(6,200)	(9,486)	(21,886)	12,400
Adobe, Inc.	560.00 USD	11/20/20	(32)	(3,200)	(704)	(16,901)	16,197
Agilent Technologies, Inc.	120.00 USD	11/20/20	(172)	(17,200)	(6,450)	(8,088)	1,638
Alibaba Group Holding Ltd.	345.00 USD	11/20/20	(57)	(5,700)	(17,955)	(25,820)	7,865
Alphabet, Inc.	1,760.00 USD	11/20/20	(21)	(2,100)	(26,460)	(30,407)	3,947
Amazon.com, Inc.	3,700.00 USD	11/20/20	(5)	(500)	(2,863)	(39,070)	36,207
Amazon.com, Inc.	3,900.00 USD	11/20/20	(5)	(500)	(1,042)	(22,264)	21,222
American Express Co.	102.00 USD	11/20/20	(107)	(10,700)	(6,206)	(9,075)	2,869
Amgen, Inc.	242.50 USD	11/20/20	(70)	(7,000)	(10,745)	(9,815)	(930)
Amgen, Inc.	260.00 USD	11/20/20	(36)	(3,600)	(756)	(6,500)	5,744
Anthem, Inc.	330.00 USD	11/20/20	(53)	(5,300)	(1,855)	(15,529)	13,674
Apple, Inc.	128.00 USD	11/20/20	(104)	(10,400)	(3,796)	(12,064)	8,268
Apple, Inc.	135.00 USD	11/20/20	(104)	(10,400)	(1,768)	(18,412)	16,644
Bank of America Corp.	27.00 USD	11/20/20	(937)	(93,700)	(12,650)	(15,929)	3,279
Broadcom, Inc.	387.50 USD	11/20/20	(105)	(10,500)	(17,063)	(21,835)	4,772
Broadcom, Inc.	420.00 USD	11/20/20	(52)	(5,200)	(1,560)	(14,808)	13,248
Citigroup, Inc.	47.50 USD	11/20/20	(328)	(32,800)	(9,020)	(16,739)	7,719
Crown Castle International Corp.	185.00 USD	11/20/20	(127)	(12,700)	(3,175)	(7,113)	3,938
Home Depot, Inc.	302.50 USD	11/20/20	(120)	(12,000)	(10,680)	(18,724)	8,044
Home Depot, Inc.	320.00 USD	11/20/20	(60)	(6,000)	(1,650)	(8,568)	6,918
Honeywell International, Inc.	190.00 USD	11/20/20	(74)	(7,400)	(1,332)	(9,917)	8,585
Intuit, Inc.	370.00 USD	11/20/20	(57)	(5,700)	(5,985)	(23,039)	17,054
JPMorgan Chase & Co.	110.00 USD	11/20/20	(323)	(32,300)	(11,790)	(39,083)	27,293
Lockheed Martin Corp.	425.00 USD	11/20/20	(90)	(9,000)	(2,700)	(16,055)	13,355
Lululemon Athletica, Inc.	380.00 USD	11/20/20	(30)	(3,000)	(3,225)	(6,540)	3,315
Marathon Petroleum Corp.	32.50 USD	11/20/20	(355)	(35,500)	(26,093)	(32,516)	6,423
Marketaxess Holding, Inc.	600.00 USD	11/20/20	(56)	(5,600)	(29,960)	(22,847)	(7,113)
Mastercard, Inc.	340.00 USD	11/20/20	(75)	(7,500)	(1,912)	(9,724)	7,812
Mastercard, Inc.	375.00 USD	11/20/20	(25)	(2,500)	(1,150)	(6,050)	4,900
McDonald’s Corp.	250.00 USD	11/20/20	(180)	(18,000)	(3,510)	(27,899)	24,389
Microsoft Corp.	230.00 USD	11/20/20	(195)	(19,500)	(11,895)	(24,179)	12,284
Microsoft Corp.	245.00 USD	11/20/20	(195)	(19,500)	(3,900)	(37,587)	33,687
Morgan Stanley	53.00 USD	11/20/20	(410)	(41,000)	(17,220)	(14,849)	(2,371)
Netflix, Inc.	565.00 USD	11/20/20	(31)	(3,100)	(6,665)	(11,718)	5,053
Netflix, Inc.	605.00 USD	11/20/20	(31)	(3,100)	(2,371)	(51,086)	48,715
NextEra Energy, Inc.	82.50 USD	11/20/20	(448)	(44,800)	(8,960)	(27,887)	18,927
NIKE, Inc.	140.00 USD	11/20/20	(80)	(8,000)	(1,160)	(7,120)	5,960
Starbucks Corp.	97.50 USD	11/20/20	(200)	(20,000)	(6,200)	(16,285)	10,085
Teradyne, Inc.	100.00 USD	11/20/20	(218)	(21,800)	(10,900)	(26,813)	15,913
Thermo Fisher Scientific, Inc.	530.00 USD	11/20/20	(100)	(10,000)	(13,750)	(25,299)	11,549
Visa, Inc.	202.50 USD	11/20/20	(120)	(12,000)	(9,540)	(11,520)	1,980
Visa, Inc.	220.00 USD	11/20/20	(41)	(4,100)	(1,168)	(5,575)	4,407
Total options written contracts					$(329,708)	$(802,633)	$472,925

(l)             At October 31, 2020, the cost basis of portfolio securities for federal income tax purposes was $1,252,211,154. Gross unrealized appreciation was $119,478,366; gross unrealized depreciation was $80,670,496; and net unrealized appreciation was $38,807,870. The difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2020 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2020 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/20
Investments in Securities - Assets
Common Stock	$811,141,931	—	—	$811,141,931
Convertible Bonds & Notes	—	$342,887,805	—	342,887,805
Convertible Preferred Stock:
Diversified Financial Services	840,706	3,160,900	—	4,001,606
Oil, Gas & Consumable Fuels	80,674	9,809	$4	90,487
Telecommunications	—	4,785,736	—	4,785,736
All Other	79,464,528	—	—	79,464,528
Corporate Bonds & Notes	—	143,639	—	143,639
Repurchase Agreements	—	48,833,000	—	48,833,000
	891,527,839	399,820,889	4	1,291,348,732
Investments in Securities - Liabilities
Options Written:
Market Price	(329,708)	—	—	(329,708)
Totals	$891,198,131	$399,820,889	$4	$1,291,019,024

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust